Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Dec. 31, 2022 USD ($)
2023	$ 2,564
2024	(5,887)
2025	(12,649)
2026	(4,377)
Total	$ (20,349)